UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended:  06-30-2012
Check here if Amendment [  ]; Amendment
 Number:  ______ This Amendment (Check
 only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing
 this Report:
Name: Bedlam Asset Management plc Address:
 20 Abchurch Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager
filing this report and the person by
whom it is signed hereby represent
that the person
signing the report is authorized to
submit it, that all information
contained herein is true, correct
and complete, and that it is understood
that all required items, statements,
schedules, lists, and tables, are considered
integral parts of this form.
Person Signing this Report on Behalf of
 Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________
London, U.K.  08-14-2012
[Signature]       [City, State]  [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.  (Check here
if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE.
 (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this
report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
__________0___________ Form 13F Information
 Table Entry Total: _________28____________
 Form 13F Information Table Value Total:
 _____ 207,288____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers with
 respect to which this report is filed,
 other than the manager filing this report.
NONE
FORM 13F INFORMATION TABLE
COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4
COLUMN 5  COLUMN 6  COLUMN 7  COLUMN 8

NAME OF ISSUER  TITLE OF CLASS  CUSIP
VALUE (x$1000)  SHRS OR PRN AMT  SH/ PRN
 PUT/ CALL  INVESTMENT DISCRETION  OTHER
 MANAGER  SOLE SHARED NONE VOTING AUTHORITY

AGCO CORP  COM  001084 10 2  11,128  243,340
  SH  SOLE  243,340
BRISTOL MYERS SQUIBB CO  COM  110122 10 8
12,287  341,785  SH  SOLE  341,785
CELGENE CORP  COM  151020 10 4  14,221
221,645  SH  SOLE  221,645
CHART INDS INC  COM PAR $0.01  16115Q 30 8  34
  500  SH  SOLE  500
CHECK POINT SOFTWARE TECH LT  ORD  M22465 10 4
  10,203  205,751  SH  SOLE  205,751
COTT CORP QUE  COM  22163N 10 6  4,953  603,273
  SH  SOLE  603,273
DREAMWORKS ANIMATION SKG INC  CL A  26153C 10 3
  7,607  399,129  SH  SOLE  399,129
GOLDCORP INC NEW  COM  380956 40 9  17,454
  464,461  SH  SOLE  464,461
HILLSHIRE BRANDS CO  COM  432589 10 9  6,766
  233,403  SH  SOLE  233,403
KANSAS CITY SOUTHERN  COM NEW  485170 30 2
  7,146  102,738  SH  SOLE  102,738
KIMBERLY CLARK CORP  COM  494368 10 3  525
  6,264  SH  SOLE  6,264
KONAMI CORP  SPONSORED ADR  50046R 10 1  41
 1,820  SH  SOLE  1,820
MARKET VECTORS ETF TR  VIETNAM ETF  57060U 76 1
  200  10,866  SH  SOLE  10,866
MEDTRONIC INC  COM  585055 10 6  13,317  343,854
  SH  SOLE  343,854
MOBILE TELESYSTEMS OJSC  SPONSORED ADR  607409 10 9
  5,490  319,210  SH  SOLE  319,210
PFIZER INC  COM  717081 10 3  19,358  841,671
  SH  SOLE  841,671
SANOFI  SPONSORED ADR  80105N 10 5  71  1,889
  SH  SOLE  1,889
SHUFFLE MASTER INC  COM  825549 10 8  7,706  558,370
  SH  SOLE  558,370
SILVER WHEATON CORP  COM  828336 10 7  69  2,553
SH  SOLE  2,553
SMITH & NEPHEW PLC  SPDN ADR NEW  83175M 20 5  36
723  SH  SOLE  723
SOUTHWESTERN ENERGY CO  COM  845467 10 9  10,083
315,797  SH  SOLE  315,797
SYNGENTA AG  SPONSORED ADR  87160A 10 0  59  862
SH  SOLE  862
TYCO INTERNATIONAL LTD  SHS  H89128 10 4  17,256
326,504  SH  SOLE  326,504
ULTRA PETROLEUM CORP  COM  903914 10 9  12,156
526,933  SH  SOLE  526,933
WD-40 CO  COM  929236 10 7  423  8,499  SH  SOLE
 8,499
WOLVERINE WORLD WIDE INC  COM  978097 10 3  4,756
  122,635  SH  SOLE  122,635
XYLEM INC  COM  98419M 10 0  7,194  285,813  SH
SOLE  285,813
YAMANA GOLD INC  COM  98462Y 10 0  16,749  1,087,574
SH  SOLE  1,087,574